BORROWINGS (Details Narrative)					1 Months Ended							3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 01, 2025 USD ($)	Jul. 30, 2025	Nov. 25, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) bbl $ / shares	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Apr. 30, 2020 USD ($)	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) bbl $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) bbl	Dec. 31, 2022 USD ($)	Aug. 01, 2025	Jul. 01, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)
Debt Instrument [Line Items]
Debt value												$ 13,081,016			$ 13,381,016	$ 14,669,280
Principal amount															$ 3,758,595	14,270,956
Debt term												5 years			5 years
Accounts receivable												$ 199,279			$ 638,890	721,932
Liability												27,392,499			27,208,259	69,690,688
Principal repayments												13,081,016			13,381,016
Outstanding principal												3,474,242			3,758,595	14,270,956
Debt issuance cost												120,835			140,082	$ 398,324
Number of barrels | bbl							600									1,200
Debt issuance costs															140,082	$ 398,324
Principal repayments															9,482,339
Other Current Liabilities [Member]
Debt Instrument [Line Items]
Outstanding principal												3,474,242
Debt issuance cost												70,574
Other Noncurrent Liabilities [Member]
Debt Instrument [Line Items]
Outstanding principal												9,485,939
Debt issuance cost												$ 50,261
July 2024 Factoring Agreement [Member]
Debt Instrument [Line Items]
Liability				$ 277,000										$ 277,000
Fees				$ 27,000
IPO [Member]
Debt Instrument [Line Items]
Class of warrant exercise price | $ / shares			$ 4.00
Stock price | $ / shares			4.00	$ 5.00			$ 4.00						$ 4.00	$ 5.00
IPO [Member] | July 2024 Factoring Agreement [Member]
Debt Instrument [Line Items]
Stock price | $ / shares			$ 4.00
Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Extinguishment of debt														$ 719,919
Class of warrant exercise price | $ / shares				$ 1.838										$ 1.838
Number of barrels | bbl														525
Series A Preferred Stock [Member] | July 2024 Factoring Agreement [Member]
Debt Instrument [Line Items]
Warrants shares | shares				12,500										12,500
Exchanged shares | shares				27,700
Share price | $ / shares				$ 5.00										$ 5.00
Series A Preferred Stock [Member] | IPO [Member]
Debt Instrument [Line Items]
Stock price | $ / shares				$ 4.00										$ 4.00
Warrant [Member]
Debt Instrument [Line Items]
Warrants shares | shares					66,549														66,549
Warrants term																			5 years
Class of warrant exercise price | $ / shares																			$ 6.00
Warrants converted, shares | shares			24,978
Stock price | $ / shares			$ 4.00
Warrant [Member] | July 2024 Factoring Agreement [Member]
Debt Instrument [Line Items]
Warrants converted, shares | shares			15,625
Stock price | $ / shares			$ 4.00
Warrant [Member] | IPO [Member]
Debt Instrument [Line Items]
Class of warrant exercise price | $ / shares			$ 5.00
Warrants converted, shares | shares			19,983
Warrant [Member] | IPO [Member] | July 2024 Factoring Agreement [Member]
Debt Instrument [Line Items]
Class of warrant exercise price | $ / shares			$ 5.00
Warrants converted, shares | shares			12,500
Warrant [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Warrants shares | shares					44,291
Common Stock [Member]
Debt Instrument [Line Items]
Warrants shares | shares					19,983
Class of warrant exercise price | $ / shares					$ 5.00
Exchanged shares | shares												330,014
Related Party [Member]
Debt Instrument [Line Items]
Accounts receivable																			$ 166,667	$ 100,000
Debt value					$ 266,667
Stock price | $ / shares			$ 5.00
Related Party [Member] | Distilled Spirits Barreling Production Agreement [Member]
Debt Instrument [Line Items]
Number of barrels | bbl							600									1,200
Prepayment amount							$ 500,000	$ 1,000,000
Related Party [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Extinguishment of debt														$ 296,619
Convertible promissory notes converted shares | shares					29,661
Stock price | $ / shares			$ 4.00
Number of barrels | bbl														50
Related Party [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants converted, shares | shares			13,333		13,333
Related Party [Member] | Warrant [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Warrants converted, shares | shares			16,666
Two Investors [Member]
Debt Instrument [Line Items]
Accounts receivable					$ 399,667	$ 399,667													$ 299,667	$ 399,667
Investor [Member]
Debt Instrument [Line Items]
Accounts receivable						$ 250,000
Warrants shares | shares						83,333
Warrants term						5 years
Class of warrant exercise price | $ / shares						$ 6.00
Silverview Loan [Member]
Debt Instrument [Line Items]
Prepayment premium percentage			1.00%
Debt value												$ 10,382,438			$ 10,682,438	$ 12,250,000
Maturity date			maturity date by 18 months to October 25, 2026
Maturity date												Oct. 25, 2026			Oct. 25, 2026
Silverview Loan [Member] | Forecast [Member]
Debt Instrument [Line Items]
Prepayment premium percentage		1.00%
Silverview Loan [Member] | Due By December 31, 2024 [Member]
Debt Instrument [Line Items]
Quarterly payment			$ 2,050,000
Interest included in quarterly payment			182,438
Silverview Loan [Member] | Due By June 30 2025 [Member]
Debt Instrument [Line Items]
Quarterly payment			700,000
Silverview Loan [Member] | Due By June 30 Every Six Months [Member]
Debt Instrument [Line Items]
Quarterly payment			$ 500,000
Silverview Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate			16.50%
Silverview Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate			15.00%
Silverview Loan [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt value												$ 10,382,438			$ 10,682,438	12,250,000
Silverview Loan [Member] | Secured Debt [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Aggregate borrowing capacity																						$ 15,000,000	$ 15,000,000
Interest rate percentage																						15.00%	15.00%
Prepayment premium percentage															30.00%
Debt minimum liquidity										$ 500,000
Silverview Loan [Member] | Secured Debt [Member] | Line of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest coverage ratio												2.00			2.00
Cash interest coverage ratio												1.25			1.25
Silverview Loan [Member] | Secured Debt [Member] | Line of Credit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest coverage ratio												1.00			1.00
Cash interest coverage ratio												1.00			1.00
Silverview Loan Payable in Cash [Member] | Secured Debt [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Aggregate borrowing capacity																							10.00%
Silverview Loan Payable in Kind [Member] | Secured Debt [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Aggregate borrowing capacity																						6.50%
Silverview Loan Payment Due January [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Quarterly payment			$ 300,000
Silverview Loan Payment Due December [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Quarterly payment			$ 1,750,000
PPP Loan [Member]
Debt Instrument [Line Items]
Debt value												$ 2,269,456			$ 2,269,456	$ 2,269,456	$ 2,269,456
Interest rate							1.00%				1.00%	1.00%	1.00%		100.00%	100.00%
Principal amount											$ 3,776,100
Debt term											2 years
Forgiveness loan										$ 3,776,100
Gain on extinguishment of debt																	$ 1,506,644
Interest expense												$ 5,596	$ 5,596
Interest amount												$ 112,851			$ 107,255	$ 84,561
PPP Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt term												24 months			24 months
PPP Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt term												18 months			18 months
2023 Channel Partners Loan [Member]
Debt Instrument [Line Items]
Debt value																149,824
Interest rate									13.34%			13.34%
Principal amount																250,000
Extinguishment of debt																47,104
Quarterly principal payment									$ 16,944			$ 16,944
Prepayment discount percentage									5.00%
Outstanding balance of loan												$ 0			0	149,824
City of Eugen Loan [Member] | Thinking Tree Spirits Inc [Member]
Debt Instrument [Line Items]
Acquired debt																					$ 389,875
City of Eugen Loan [Member] | Forecast [Member] | Thinking Tree Spirits Inc [Member]
Debt Instrument [Line Items]
Quarterly payment	$ 6,714
Interest rate																		5.00%			0.00%
Accounts Receivable Factoring Agreement [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Convertible promissory notes converted shares | shares						32,963
Accounts Receivable Factoring Agreement [Member] | Related Party [Member] | Warrant [Member]
Debt Instrument [Line Items]
Class of warrant exercise price | $ / shares					$ 5.00
Warrants converted, shares | shares					13,333
Whiskey Note [Member]
Debt Instrument [Line Items]
Debt conversion, original debt, amount							$ 500,000
Aggregate principal							672,500
Whiskey Note [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt conversion, original debt, amount							500,000
Aggregate principal							$ 672,500
2022 Channel Partners Loan [Member]
Debt Instrument [Line Items]
Interest rate									13.982%
Maturity date									Jun. 26, 2023
Principal amount									$ 250,000
Quarterly principal payment									$ 16,528
Prepayment discount percentage									5.00%
Outstanding balance of loan															$ 0	$ 0